Average Annual Total Returns			12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			19.90%	7.93%		7.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.11%	6.57%		6.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.01%	5.73%		5.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			24.20%	8.18%		7.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			26.46%	9.29%		8.22%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			26.60%	9.37%	7.74%
Performance Inception Date		Mar. 01, 2017
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	7.30%	(0.36%)		2.01%
Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	8.17%	(2.15%)		1.26%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	21.09%	12.15%		12.17%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.26%	15.51%	7.13%		8.23%
60% MSCI World Index/40% Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	15.90%	6.35%		7.89%

[1]	Effective September 30, 2025, the Fund’s benchmark index changed from the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index to the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg Global Aggregate Bond Index. The Fund believes that the new index more closely reflects the Fund’s investment strategies.